Right-of-use assets	12 Months Ended
Dec. 31, 2023
Right-of-use assets [Abstract]
Right-of-use assets

11. Right-of-use assets

The Group signed lease agreements to rent office space from Commercial Bank of China branch in Qionghai. The lease agreements will expire on September 30, 2026. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective January 1, 2022, the Group adopted the new lease accounting standard using a modified retrospective transition method which allowed the Group not to recast comparative periods presented in its consolidated financial statements. In addition, the Group elected the package of practical expedients, which allowed the Group to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Group has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Group combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of January 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense for the years ended December 31, 2023, 2022 and 2021 amounted to $676, $nil and $nil, respectively.

Supplemental balance sheet information related to operating leases was as follows:

As of December 31,
2023
Right-of-use assets, net	$7,087
Operating lease liabilities - current	2,495
Operating lease liabilities - non-current	4,592
Total operating lease liabilities	$7,087

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.75 years
Weighted average discount rate	3.65%

The following is a schedule of maturities of lease liabilities as of December 31, 2023:

Twelve months ending December 31,
2024	$2,704
2025	2,704
2026	2,028
Less: imputed interest	350
Present value of lease liabilities	$7,086